Other Assets	6 Months Ended
Jun. 30, 2026
Other Assets
Other Assets

Note 10 - Other Assets

Other assets comprised the following:

	At June 30,	At December 31,
	2026	2025
Other receivables	$8.2	$—
Energy well equipment, net	5.9	6.4
Right-of-use assets, net	3.8	4.2
Debt issue costs	1.6	1.1
Furniture and fixtures, net	1.0	0.7
	$20.5	$12.4